FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	9 Months Ended
Sep. 30, 2021
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

For the year ended December 31, 2020, the Income (loss) from discontinued operations was null.

23.	FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
23.1.	Overview

In the ordinary course of business, the Company is exposed to credit, liquidity and market risks, which are actively managed in compliance with the Financial Risk Management Policy (“Risk Policy”) and internal guidelines and strategic documents subject to such policy, executing the formal designation of its hedge accounting relations, as disclosed in the financial statements for the year ended on December 31, 2020.

23.2.	Credit risk management

The Company is exposed to the credit risk related to the financial assets held: trade and non-trade accounts receivable, marketable securities, derivative instruments and cash and equivalents. The Company’s credit risk exposure can be assessed in notes 4, 5 and 6.

On September 30, 2021, the Company held financial investments over R$100,000 at the following financial institutions: Banco Bradesco, Banco do Brasil, Banco BTG Pactual, Banco Itaú, Banco Safra, Banco Santander, Banco XP, Caixa Econômica Federal, Citibank, HSBC, J.P. Morgan Chase Bank, T.Garanti Bankasi A.Ş. and Vakiflar Bankasi.

The Company also held derivative contracts with the following financial institutions: Banco Bradesco, Banco do Brasil, Banco Itaú, Banco Santander, Banco Votorantim, Bank of America Merrill Lynch, Banco BNP Paribas, Citibank, Goldman Sachs, J.P. Morgan Chase Bank, Morgan Stanley, Rabobank, T.Garanti Bankasi A.Ş. and Banco XP.

23.3.	Capital management and liquidity risk

On September 30, 2021, the long-term consolidated gross debt represented 87.51% (93.66% as of December 31, 2020) of the total gross indebtedness, which has an average term higher than nine years.

The Company monitors the gross debt and net debt as set forth below:

	09.30.21			12.31.20
	Current	Non-current	Total	Total
Foreign currency loans and borrowings	(2,334,507)	(13,931,707)	(16,266,214)	(15,739,134)
Local currency loans and borrowings	(526,743)	(7,385,645)	(7,912,388)	(6,665,292)
Derivative financial liabilities	(186,147)	(36,077)	(222,224)	(385,696)
Gross debt	(3,047,397)	(21,353,429)	(24,400,826)	(22,790,122)

Marketable securities and cash and cash equivalents	7,233,026	375,906	7,608,932	8,235,360
Derivative financial assets	83,144	2,139	85,283	377,990
Restricted cash	24,529	1	24,530	24,358
Net debt			(16,682,081)	(14,152,414)

The table below summarizes the significant commitments and contractual obligations that may impact the Company’s liquidity:

	09.30.21
	Book value	Contractual cash flow	Up to 12 months	Oct - Dec 2022	2023	2024	2025	2026 onwards
Non derivative financial liabilities
Loans and borrowings	24,178,602	39,715,036	3,441,569	530,504	3,948,651	3,011,583	1,812,210	26,970,519
Principal		26,996,059	2,226,146	400,000	2,839,213	2,054,081	907,058	18,569,561
Interest		12,718,977	1,215,423	130,504	1,109,438	957,502	905,152	8,400,958
Trade accounts payable	11,089,196	11,195,643	11,183,638	3,272	5,778	2,849	106	-
Supply chain finance	1,889,219	1,917,319	1,917,319	-	-	-	-	-
Lease liabilities	2,555,210	3,214,065	519,189	144,233	515,998	405,335	311,068	1,318,242
Derivative financial liabilities
Financial instruments designated as cash flow hedge
Interest rate derivatives	36,077	36,077	-	-	-	-	-	36,077
Currency derivatives	82,654	82,654	82,654	-	-	-	-	-
Commodities derivatives	94,094	94,094	94,094	-	-	-	-	-
Financial instruments not designated as cash flow hedge
Currency derivatives	9,399	9,399	9,399	-	-	-	-	-

The Company does not expect that the cash outflows to fulfill the obligations shown above will be significantly influenced by factors unrelated to its best interests, or substantially modified outside the normal course of business.

23.4.	Market risk management
23.4.1.	Interest rate risk

The indebtedness is essentially linked to fixed coupon (R$, USD, EUR e TRY), Interbank Deposit Certificate (“CDI”), Broad Consumer Price Index (“IPCA”) and London Interbank Offered Rate (“LIBOR”). In situations of adverse market changes that result in an increase in these rates, the cost of floating-rate debt rises and on the other hand, the cost of fixed-rate debt decreases in relative terms.

Regarding the marketable securities, the Company holds, mainly, instruments indexed by the CDI for investments in Brazil and fixed coupon in USD for investments in the foreign market.

The Company’s exposure to interest rates can be assessed in notes 5 and 14.

The derivative financial instruments used to hedge the exposure to interest rates as of September 30, 2021 are presented in the table below:

09.30.21
							Fair value (R$)
Fair value hedge - Derivative instruments	Hedged Object	Maturity	Asset	Liability	Notional		Instrument	Object (1)
Interest rate swap	Debenture - 2nd Issue - 1st series - IPCA + 5.30% p.a	3rd Qtr. 2027	IPCA + 5.30% p.a	CDI + 2.16% p.a.	705,000	BRL	(2,351)	27,316
Interest rate swap	Debenture - 2nd Issue - 2nd series - IPCA + 5.60% p.a	3rd Qtr. 2030	IPCA + 5.60% p.a	CDI + 2.32% p.a.	1,495,000	BRL	(31,528)	71,026
Interest rate swap	Debenture - 3rd Issue - single series - IPCA + 4.78% p.a	2nd Qtr. 2031	IPCA + 4.78% p.a	CDI + 0.60% p.a.	200,000	BRL	(59)	(1,376)
							(33,938)	96,966

(1)	Corresponds to the accumulated amount of fair value hedge adjustments on the hedged items, included in the carrying amount of the debentures.

23.4.2.	Foreign exchange risk

This risk is the one that may cause unexpected losses to the Company resulting from volatility of the FX rates, reducing its assets and revenues, or increasing its liabilities and costs. The Company’s exposure is managed in three dimensions: statement of financial position exposure, operating income exposure and investments exposure.

i.	Statement of financial position exposure

Assets and liabilities denominated in foreign currency for which the exchange variations are recognized in the Financial Results are as follows, summarized in Brazilian Reais:

	09.30.21	12.31.20
Cash and cash equivalents	1,562,136	2,855,979
Trade accounts receivable	6,567,534	5,765,753
Trade accounts payable	(1,144,743)	(859,790)
Loans and borrowings	(15,274,760)	(14,947,793)
Other assets and liabilities, net	12,934	225,694
Exposure of assets and liabilities in foreign currencies	(8,276,899)	(6,960,157)
Derivative financial instruments (hedge)	7,764,347	6,849,947
Exposure in result, net	(512,552)	(110,210)

The net P&L exposure is mainly composed of the following currencies:

Net P&L Exposure	09.30.21	12.31.20
Argentinian Peso (ARS)	(5,804)	(5,310)
Angolan kwanza (AOA)	263,009	-
Euros (EUR)	(57,530)	112,672
Yen (JPY)	82,372	29,976
Turkish Liras (TRY)	(241,033)	178,906
U.S. Dollars (USD)	(553,566)	(426,454)
Total	(512,552)	(110,210)

The Company is exposed to other currencies, although they have been grouped in the currencies above due to its high correlation or for not being individually significant.

The derivative financial instruments acquired to hedge the foreign currency statement of financial position exposure on September 30, 2021 are not designated as hedge accounting and are set forth below:

09.30.21
Derivative instruments not designated	Asset	Liability	Maturity	Notional		Exercise rate	Fair value (R$)
Non-deliverable forward	EUR	BRL	4th Qtr. 2021	EUR	265,000	6.4336	(8,522)
Non-deliverable forward	USD	BRL	4th Qtr. 2021	USD	715,000	5.4864	12,727
Futures - B3	USD	BRL	4th Qtr. 2021	USD	358,000	5.4672	6,462
Currency swap	USD + 1.29% p.a.	CDI + 0.80% p.a.	1st Qtr. 2022	USD	47,583	-	8,450
Non-deliverable forward	EUR	JPY	4th Qtr. 2021	EUR	19,230	130.0080	(877)
Non-deliverable forward	USD	EUR	4th Qtr. 2021	EUR	34,133	1.1719	2,225
Total							20,465

ii.	Operating income exposure

The derivative and non-derivative financial instruments designated as cash flow hedges for foreing exchange operating income exposure on September 30, 2021 are set forth below:

09.30.21
Cash flow hedge - Derivative instruments	Hedged object	Asset	Liability	Maturity	Notional		Designation rate	Fair value
Non-deliverable forward	USD Exports	BRL	USD	4th Qtr. 2021	USD	313,000	5.3157	(48,724)
Non-deliverable forward	USD Exports	BRL	USD	1st Qtr. 2022	USD	63,000	5.4348	(8,220)
Non-deliverable forward	USD Exports	BRL	USD	2nd Qtr. 2022	USD	5,000	5.5782	(365)
Collar	USD Exports	BRL	USD	4th Qtr. 2021	USD	44,000	5.5772	3,204
Collar	USD Exports	BRL	USD	1st Qtr. 2022	USD	30,000	5.7162	1,869
Collar	USD Exports	BRL	USD	2nd Qtr. 2022	USD	10,000	5.7125	(187)
								(52,423)

09.30.21
Cash flow hedge - Non-derivative instruments	Hedged object		Liability	Maturity	Notional		Designation rate	Fair value (1)
Bond BRF SA BRFSBZ 5 7/8 (2)	USD Exports		USD	2nd Qtr. 2022	USD	70,928	2.0213	(426,732)
Bond BRF SA BRFSBZ 3.95	USD Exports		USD	2nd Qtr. 2023	USD	150,000	2.0387	(510,105)

								(936,837)

(1)	Corresponds to the effective portion of the hedge result accumulated in Other Comprehensive Income.
(2)	For this instrument, the initial designation was of USD150,000, however there were repurchases with corresponding revocation of the designation in the amounts of USD31,338 at the rate of 3.2408, USD9,350 at the rate of 4.1827, USD27,190 at the rate of 5.1889 e USD11,194 at the rate of 5.5714. The accumulated exchange rate variation of the revoked portions is fixed and reserved in Other Comprehensive Income until the recognition of the hedge object in the second quarter of 2022.
iii.	Investments exposure

The Company holds investments abroad in functional currencies different than the Brazilian Real, which generate currency exposure that affects directly the Company’s Equity, in Other Comprehensive Income.

The non-derivative financial instruments designated as net investment hedge instruments on September 30, 2021 are set forth below:

09.30.21
Net investment hedge - Non-derivative instruments	Object (Investment)	Liability	Maturity	Notional		Rate	Fair value (1)
Bond - BRF SA BRFSBZ 4.35	Federal Foods LLC	USD	3rd Qtr. 2026	USD	75,673	3.7649	(127,395)
Bond - BRF SA BRFSBZ 4.35	BRF Al Yasra Food	USD	3rd Qtr. 2026	USD	108,757	3.7649	(169,128)
Bond - BRF SA BRFSBZ 4.35	Al Khan Foodstuff LLC	USD	3rd Qtr. 2026	USD	65,570	3.7649	(109,230)
							(405,753)

(1)	Corresponds to the effective portion of the hedge result accumulated in Other Comprehensive Income.

23.4.3.	Commodities price risk

The financial instruments designated as cash flow hedges and fair value hedges for the commodities price exposure on September 30, 2021 are set forth below:

09.30.21
Cash flow hedge - Derivative instruments	Hedged object	Index	Maturity	Quantity		Exercise price (1)	Fair value
Non-deliverable forward - buy	Soybean meal purchase - floating price	Soybean meal - CBOT	4th Qtr. 2021	32,977	ton	417.29	(9,400)
Non-deliverable forward - buy	Soybean meal purchase - floating price	Soybean meal - CBOT	1st Qtr. 2022	85,963	ton	412.66	(21,089)
Non-deliverable forward - buy	Soybean meal purchase - floating price	Soybean meal - CBOT	2nd Qtr. 2022	184,877	ton	395.96	(22,888)
Non-deliverable forward - buy	Soybean meal purchase - floating price	Soybean meal - CBOT	3rd Qtr. 2022	30,946	ton	387.86	(1,943)
Collar - buy	Soybean meal purchase - floating price	Soybean meal - CBOT	4th Qtr. 2021	9,989	ton	421.11	(2,156)
Collar - buy	Soybean purchase - floating price	Soybean - CBOT	4th Qtr. 2021	19,999	ton	458.84	172
Non-deliverable forward - buy	Corn purchase - floating price	Corn - B3	3rd Qtr. 2022	2,025	ton	1,333.16	(33)
Collar - buy	Corn purchase - floating price	Corn - B3	4th Qtr. 2021	13,230	ton	1,587.07	126
Collar - buy	Corn purchase - floating price	Corn - B3	1st Qtr. 2022	17,037	ton	1,683.33	(303)
Collar - buy	Corn purchase - floating price	Corn - B3	2nd Qtr. 2022	7,992	ton	1,616.67	(97)
Collar - buy	Soybean oil purchase - floating price	Soybean oil - CBOT	4th Qtr. 2021	2,994	ton	794.77	7,069
							(50,542)

(1)	Base price of each commodity in USD/ton, except for Corn – B3 denominated in R$/ton.

09.30.21
Cash flow hedge - Derivative instruments	Protection object	Assets	Liabilities	Maturity	Notional		Exercise price	Fair value (R$)
Non-deliverable forward	Cost in USD	USD	TRY	4th Qtr. 2021	USD	7,098	8.8251	998
								998

09.30.21
Fair value hedge - Derivative instruments	Hedged object	Index	Maturity	Quantity		Exercise price (1)	Fair value
Non-deliverable forward - sell	Soybean purchase - fixed price	Soybean - CBOT	1st Qtr. 2022	15,000	ton	503.65	2,956
Non-deliverable forward - sell	Corn purchase - fixed price	Corn - CBOT	4th Qtr. 2021	179,299	ton	202.24	(8,839)
Non-deliverable forward - sell	Corn purchase - fixed price	Corn - CBOT	1st Qtr. 2022	63,077	ton	200.41	(4,783)
Non-deliverable forward - sell	Corn purchase - fixed price	Corn - CBOT	2nd Qtr. 2022	170,790	ton	216.20	59
Non-deliverable forward - sell	Corn purchase - fixed price	Corn - CBOT	3rd Qtr. 2022	39,995	ton	184.67	(5,034)
Corn future - sell	Corn purchase - fixed price	Corn - B3	4th Qtr. 2021	7,803	ton	1,562.51	186
Corn future - sell	Corn purchase - fixed price	Corn - B3	1st Qtr. 2022	104,571	ton	1,631.40	2,488
Corn future - sell	Corn purchase - fixed price	Corn - B3	2nd Qtr. 2022	9,882	ton	1,537.49	124
Corn future - sell	Corn purchase - fixed price	Corn - B3	3rd Qtr. 2022	176,985	ton	1,339.50	1,459
Corn future - sell	Corn purchase - fixed price	Corn - B3	4th Qtr. 2022	14,985	ton	1,350.41	-
Collar - sell	Corn purchase - fixed price	Corn - B3	4th Qtr. 2021	62,910	ton	1,649.32	4,350
Collar - sell	Corn purchase - fixed price	Corn - B3	1st Qtr. 2022	25,380	ton	1,567.91	248
Put - Buy	Corn purchase - fixed price	Corn - B3	4th Qtr. 2021	5,994	ton	1,616.67	583
							(6,203)

(1)	Base price of each commodity in USD/ton, except for Corn – B3 denominated in R$/ton.
09.30.21
Fair value hedge - Derivative instruments	Protection object	Assets	Liabilities	Maturity	Notional		Exercise price	Fair value
Non-deliverable forward	Cost in USD	BRL	USD	4th Qtr. 2021	USD	36,262	5.3508	(5,001)
Non-deliverable forward	Cost in USD	BRL	USD	1st Qtr. 2022	USD	20,196	5.3666	(4,335)
Non-deliverable forward	Cost in USD	BRL	USD	2nd Qtr. 2022	USD	36,924	5.6119	(4,575)
Non-deliverable forward	Cost in USD	BRL	USD	3rd Qtr. 2022	USD	7,386	5.6278	(1,387)
								(15,298)

23.5.	Effects of hedge instruments on financial information

The effects of financial instruments for hedging exchange rate, commodities price and interest rates in the condensed consolidated statement of income (loss) for the period, in Other Comprehensive Income and in the condensed consolidated statement of financial position are set forth below:

Income for the period
Jul - Sep 2021	Note	Exposure	Hedge accounting	Foreign Exchange	Commodities	Interest Rate	Total
Net Sales				12,349,193	-	-	12,349,193
Derivatives result		Operating Results	Cash flow	40,792	-	-	40,792
Net Revenue	25			12,389,985	-	-	12,389,985

Cost of Sales				-	(9,757,320)	-	(9,757,320)
Derivatives result		Operating Results	Cash flow / Fair value	-	(7,983)	-	(7,983)
Cost of Sales				-	(9,765,303)	-	(9,765,303)

Interests on loans and borrowings				-	-	(361,115)	(361,115)
Interest Rate Derivatives result		Interest expenses	Fair value	-	-	(40,065)	(40,065)
Foreign Exchange variation on assets and liabilities				(625,672)	-	-	(625,672)
Foreign Exchange Derivatives result		Financial Position	Not designated	594,162	-	-	594,162
Effects on Financial Result	27			(31,510)	-	(401,180)	(432,690)

Other Comprehensive Income
Jul - Sep 2021		Exposure	Hedge accounting	Foreign Exchange	Commodities	Interest Rate	Total

Derivative Instruments - current		Operating Results	Cash flow	(183,860)	(169,440)	-	(353,300)
Non-derivative Instruments – current		Operating Results	Cash flow	(31,010)	-	-	(31,010)
Non-derivative Instruments – non-current		Operating Results	Cash flow	(65,580)	-	-	(65,580)
Non-derivative Instruments - non-current		Foreign investments	Net investment	(106,955)	-	-	(106,955)
Other Comprehensive Income (1)				(387,405)	(169,440)	-	(556,845)

Income for the period
Jan - Sep 2021	Note	Exposure	Hedge accounting	Foreign Exchange	Commodities	Interest Rate	Total

Net Sales				34,539,353	-	-	34,539,353
Derivatives result		Operating Results	Cash flow	79,510	-	-	79,510
Net Revenue	25			34,618,863	-	-	34,618,863

Cost of Sales				-	(27,388,645)	-	(27,388,645)
Derivatives result		Operating Results	Cash flow / Fair value	-	(184,594)	-	(184,594)
Cost of Sales				-	(27,573,239)	-	(27,573,239)

Interests on loans and borrowings				-	-	(1,216,925)	(1,216,925)
Interest Rate Derivatives result		Interest expenses	Fair value	-	-	(35,025)	(35,025)
Foreign Exchange variation on assets and liabilities				(359,457)	-	-	(359,457)
Foreign Exchange Derivatives result		Financial Position	Not designated	178,101	-	-	178,101
Effects on Financial Result	27			(181,356)	-	(1,251,950)	(1,433,306)

Other Comprehensive Income
Jan - Sep 2021		Exposure	Hedge accounting	Foreign Exchange	Commodities	Interest Rate	Total

Derivative Instruments - current		Operating Results	Cash flow	(100,366)	(209,373)	-	(309,739)
Non-derivative Instruments – current		Operating Results	Cash flow	(17,214)	-	-	(17,214)
Non-derivative Instruments – non-current		Operating Results	Cash flow	(36,405)	-	-	(36,405)
Non-derivative Instruments - non-current		Foreign investments	Net investment	(61,079)	-	-	(61,079)
Other Comprehensive Income (1)				(215,064)	(209,373)	-	(424,437)

(1)	All effects are presented gross of taxes.

Statement of financial position
09.30.21	Note	Exposure	Hedge accounting	Foreign Exchange	Commodities	Interest Rate	Total

Designated derivatives		Operating Results	Cash flow / Fair value	(66,723)	(56,745)	(33,938)	(157,406)
Not designated derivatives		Financial Position	Not designated	20,465	-	-	20,465
Asset / (Liability) net				(46,258)	(56,745)	(33,938)	(136,941)

Derivative Instruments - current (2)		Operating Results	Cash flow	(52,423)	(38,067)	-	(90,490)
Non-derivative instruments – current		Operating Results	Cash flow	(426,732)	-	-	(426,732)
Non-derivative instruments – non-current		Operating Results	Cash flow	(510,105)	-	-	(510,105)
Non-derivative Instruments - non-current		Foreign investments	Net investment	(405,753)	-	-	(405,753)
Other Comprehensive Income (1)				(1,395,013)	(38,067)	-	(1,433,080)

Derivatives result		Operating Results	Cash flow / Fair value	-	538,512	-	538,512
Inventories	7			-	538,512	-	538,512

(1)	All effects are presented gross of taxes.
(2)	Includes R$(2,192) related to the time value of the foreign exchange option contracts, and R$(234) related to the time value of the commodity options contracts.
Statement of financial position
12.31.20	Note	Exposure	Hedge accounting	Foreign Exchange	Commodities	Interest Rate	Total

Designated derivatives		Operating Results	Cash flow / Fair value	95,558	(144,057)	-	(48,499)
Not designated derivatives		Financial Position	Not designated	55,442	-	(14,649)	40,793
Asset / (Liability) net				151,000	(144,057)	(14,649)	(7,706)

Derivative Instruments - current		Operating Results	Cash flow	47,942	171,306	-	219,248
Non-derivative instruments – non-current		Operating Results	Cash flow	(883,218)	-	-	(883,218)
Non-derivative Instruments - non-current		Foreign investments	Net investment	(344,674)	-	-	(344,674)
Other Comprehensive Income				(1,179,950)	171,306	-	(1,008,644)

Derivatives result		Operating Results	Cash flow / Fair value	-	442,398	-	442,398
Inventories	7			-	442,398	-	442,398

In the statement of cash flows, the effect of the derivative financial instruments designated as hedge accounting is presented in the line item in which the hedged object is recorded. For the instruments not designated, the effects are presented in the Derivative Financial Instruments line item.

Summarized financial position of derivative financial instruments:

	09.30.21	12.31.20
Assets
Designated as hedge accounting
Currency derivatives	15,931	177,208
Commodities derivatives	37,349	125,304
Interest rate derivatives	2,139	-
Not designated as hedge accounting
Currency derivatives	29,864	75,478
	85,283	377,990

Current assets	83,144	377,756
Non-current assets	2,139	234

Liabilities
Designated as hedge accounting
Currency derivatives	(82,654)	(81,650)
Commodities derivatives	(94,094)	(269,361)
Interest rate derivatives	(36,077)	-
Not designated as hedge accounting
Currency derivatives	(9,399)	(20,036)
Interest rate derivatives	-	(14,649)
	(222,224)	(385,696)

Current liabilities	(186,147)	(384,969)
Non-current liabilities	(36,077)	(727)

23.6.	Sensitivity analysis

The Management believes that the most relevant risks that may affect the Company’s results are the volatility of commodities prices and foreign exchange rates. Currently the fluctuation of the interest rates does not affect significantly the Company’s results since Management has chosen to keep at fixed rates a considerable portion of its debts.

The amounts below represent the possible impacts (incremental results) of the hedging instruments and their respective hedged positions, considering situations of increase and decrease in the selected risk factors.

The information used in the preparation of the analysis is based on the position as of September 30, 2021, which has been described in the items above. The future results may diverge significantly of the estimated values if the reality presents different than the assumptions used. Positive values indicate gains and negative values indicate losses.

	Scenario
Exchange rate - Balance	Base	- 50%	- 25%	- 10%	+ 10%	+ 25%	+ 50%
USD	5.4394	2.7197	4.0796	4.8955	5.9833	6.7993	8.1591

Monetary Assets and Liabilities		3,433,220	1,716,610	686,644	(686,644)	(1,716,610)	(3,433,220)
Derivative Instruments - Not designated		(3,156,437)	(1,578,218)	(631,287)	631,287	1,578,218	3,156,437
Net effect		276,783	138,392	55,357	(55,357)	(138,392)	(276,783)

EUR	6.2983	3.1492	4.7237	5.6685	6.9281	7.8729	9.4475

Monetary Assets and Liabilities		820,571	410,286	164,114	(164,114)	(410,286)	(820,571)
Derivative Instruments - Not designated		(786,712)	(393,356)	(157,342)	157,342	393,356	786,712
Net effect		33,859	16,930	6,772	(6,772)	(16,930)	(33,859)

JPY	0.0488	0.0244	0.0366	0.0439	0.0537	0.0610	0.0732

Monetary Assets and Liabilities		(102,161)	(51,080)	(20,432)	20,432	51,080	102,161
Derivative Instruments - Not designated		60,975	30,488	12,195	(12,195)	(30,488)	(60,975)
Net effect		(41,186)	(20,592)	(8,237)	8,237	20,592	41,186

TRY	0.6124	0.3062	0.4593	0.5512	0.6736	0.7655	0.9186

Monetary Assets and Liabilities		120,516	60,258	24,103	(24,103)	(60,258)	(120,516)
Net effect		120,516	60,258	24,103	(24,103)	(60,258)	(120,516)

AOA	0.0091	0.0045	0.0068	0.0082	0.0100	0.0113	0.0136

Monetary Assets and Liabilities		(131,504)	(65,752)	(26,301)	26,301	65,752	131,504
Net effect		(131,504)	(65,752)	(26,301)	26,301	65,752	131,504

	Scenario
Exchange rate - Operating results	Base	- 50%	- 25%	- 10%	+ 10%	+ 25%	+ 50%
USD	5.4394	2.7197	4.0796	4.8955	5.9833	6.7993	8.1591

Revenue in USD		(1,865,518)	(932,759)	(373,104)	373,104	932,759	1,865,518
NDF		1,036,206	518,103	207,241	(207,241)	(518,103)	(1,036,206)
Collar		222,657	108,429	39,893	(23,342)	(88,388)	(202,615)
Loans - Designated		600,858	300,429	120,172	(120,172)	(300,429)	(600,858)
Net effect		(5,797)	(5,798)	(5,798)	22,349	25,839	25,839

	Scenario
Exchange rate - Operating results	Base	- 50%	- 25%	- 10%	+ 10%	+ 25%	+ 50%
USD	5.4394	2.7197	4.0796	4.8955	5.9833	6.7993	8.1591

Cost of Sales		(274,059)	(137,030)	(54,812)	54,812	137,030	274,059
NDF		274,059	137,030	54,812	(54,812)	(137,030)	(274,059)
Net effect		-	-	-	-	-	-

	Scenario
Operating results - Commodities	Base (1)	- 50%	- 25%	- 10%	+ 10%	+ 25%	+ 50%
Soy Grain - CBOT	464	232	348	418	510	580	696

Cost of Sales		1,160	580	232	(232)	(580)	(1,160)
Collar		(4,139)	(1,832)	(447)	554	1,938	4,246
NDF		3,505	1,753	701	(701)	(1,753)	(3,505)
Net effect		526	501	486	(379)	(395)	(419)

Soybean Meal - CBOT	371	185	278	334	408	464	556

Cost of Sales		63,940	31,970	12,788	(12,788)	(31,970)	(63,940)
Collar		(1,810)	(905)	(362)	238	537	1,369
NDF		(62,130)	(31,065)	(12,426)	12,426	31,065	62,130
Net effect		-	-	-	(124)	(368)	(441)

Soybean Oil - CBOT	1,294	647	970	1,165	1,423	1,617	1,941

Cost of Sales		1,937	968	387	(387)	(968)	(1,937)
Collar		(1,547)	(968)	(387)	387	968	1,937
Net effect		390	-	-	-	-	-

Corn - CBOT	213	107	160	192	235	267	320

Cost of Sales		(48,318)	(24,159)	(9,664)	9,664	24,159	48,318
NDF		48,318	24,159	9,664	(9,664)	(24,159)	(48,318)
Net effect		-	-	-	-	-	-

Corn - B3	1,445	722	1,084	1,300	1,589	1,806	2,167

Cost of Sales		(266,037)	(133,018)	(53,207)	53,207	133,018	266,037
Collar		40,052	20,741	9,025	(5,087)	(13,216)	(32,528)
NDF		219,671	109,835	43,934	(43,934)	(109,835)	(219,671)
Put		4,594	2,297	919	(502)	(502)	(502)
Net effect		(1,720)	(145)	671	3,684	9,465	13,336

(1)	Base price of each commodity in USD/ton, except for Corn – B3 denominated in R$/ton.

23.7.	Financial instruments by category

	09.30.21
	Amortized cost	Fair value through other comprehensive income	Fair value through profit and loss	Total
		Equity instruments
Assets
Cash and bank	2,203,097	-	-	2,203,097
Cash equivalents	-	-	4,686,747	4,686,747
Marketable securities	347,650	13,290	358,148	719,088
Restricted cash	24,530	-	-	24,530
Trade accounts receivable	3,236,504	-	315,657	3,552,161
Other receivables	76,476	-	-	76,476
Derivatives not designated	-	-	29,864	29,864
Derivatives designated as hedge accounting (1)	-	-	55,419	55,419

Liabilities
Trade accounts payable	(11,089,196)	-	-	(11,089,196)
Supply chain finance	(1,889,219)	-	-	(1,889,219)
Loans and borrowings (2)	(21,782,488)	-	(2,396,114)	(24,178,602)
Derivatives not designated	-	-	(9,399)	(9,399)
Derivatives designated as hedge accounting (1)	-	-	(212,825)	(212,825)
Written option– business combination	-	-	(471,738)	(471,738)
	(28,872,646)	13,290	2,355,759	(26,503,597)

(1)	All derivatives are classified at fair value through profit and loss. Those designated as hedge accounting instruments have their gains and losses also affecting Equity and Inventories.
(2)	The part of the loans and borrowings the is object in a fair value hedge is classified as Fair value through profit and loss. The rest of the loans and borrowings balance is classified as amortized cost and those designated as cash flow or net investment hedge accounting instruments have their gains and losses also affecting Equity.

	12.31.20
	Amortized cost	Fair value through other comprehensive income	Fair value through profit and loss	Total
		Equity instruments
Assets
Cash and bank	2,439,072	-	-	2,439,072
Cash equivalents	-	-	5,137,553	5,137,553
Marketable securities	287,504	42,029	329,202	658,735
Restricted cash	24,358	-	-	24,358
Trade accounts receivable	3,789,616	-	310,265	4,099,881
Other receivables	86,404	-	-	86,404
Derivatives not designated	-	-	75,478	75,478
Derivatives designated as hedge accounting	-	-	302,512	302,512

Liabilities
Trade accounts payable	(9,009,987)	-	-	(9,009,987)
Supply chain finance	(1,452,637)	-	-	(1,452,637)
Loans and borrowings	(22,404,426)	-	-	(22,404,426)
Derivatives not designated	-	-	(34,685)	(34,685)
Derivatives designated as hedge accounting	-	-	(351,011)	(351,011)
Written option– business combination	-	-	(185,401)	(185,401)
	(26,240,096)	42,029	5,583,913	(20,614,154)

23.8.	Fair value of financial instruments

The fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Depending on the inputs used for measurement, the financial instruments at fair value may be classified into 3 hierarchy levels:

»	Level 1 – Uses quoted prices (unadjusted) for identical instruments in active markets. In this category are classified investments in stocks, savings accounts, overnights, term deposits, Financial Treasury Bills (“LFT”) and investment funds;
»	Level 2 – Uses prices quoted in active markets for similar instruments, prices quoted for identical or similar instruments in non-active markets and evaluation models for which inputs are observable. In this level are classified the investments in Bank Deposit Certificates (“CDB”) and derivatives, which are measured by well-known pricing models: discounted cash flows and Black-Scholes. The observable inputs are interest rates and curves, volatility factors and foreign exchange rates;
»	Level 3 – Instruments for which significant inputs are non-observable. The Company has a financial liability arising from a put option written in the context of a business combination.

The table below presents the overall classification of financial instruments measured at fair value by measurement hierarchy. For the nine-month period ended on September 30, 2021, there were no changes among the 3 levels of hierarchy.

	09.30.21				12.31.20
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial Assets
Fair value through other comprehensive income
Stocks	13,290	-	-	13,290	42,029	-	-	42,029
Fair value through profit and loss
Savings account and overnight	600,449	-	-	600,449	1,220,232	-	-	1,220,232
Term deposits	-	-	-	-	250,189	-	-	250,189
Bank deposit certificates	-	4,082,178	-	4,082,178	-	3,662,448	-	3,662,448
Financial treasury bills	318,893	-	-	318,893	312,515	-	-	312,515
Investment funds	43,375	-	-	43,375	21,371	-	-	21,371
Trade accounts receivable	-	315,657	-	315,657	-	310,265	-	310,265
Derivatives	-	85,283	-	85,283	-	377,990	-	377,990
Financial Liabilities
Fair value through profit and loss
Derivatives	-	(222,224)	-	(222,224)	-	(385,696)	-	(385,696)
Loans and borrowings	-	(2,396,114)	-	(2,396,114)	-	-	-	-
Written option– business combination	-	-	(471,738)	(471,738)	-	-	(185,401)	(185,401)
	976,007	1,864,780	(471,738)	2,369,049	1,846,336	3,965,007	(185,401)	5,625,942

Except for the items set forth below, the fair value of all other financial instruments is approximate to their book value. The fair value of the bonds set forth below is based on prices observed in active markets, level 1 of the fair value hierarchy, while the debentures are based on level 2 and are measured by discounted cash flows.

			09.30.21		12.31.20
	Currency	Maturity	Book value	Fair value	Book value	Fair value
BRF S.A.
BRF SA BRFSBZ 5 7/8	USD	2022	(392,757)	(405,968)	(367,714)	(389,611)
BRF SA BRFSBZ 4 3/4	USD	2024	(1,633,188)	(1,726,110)	(1,538,086)	(1,659,891)
BRF SA BRFSBZ 3.95	USD	2023	(1,283,410)	(1,329,486)	(1,207,468)	(1,275,598)
BRF SA BRFSBZ 2 3/4	EUR	2022	(1,060,043)	(1,072,548)	(1,081,404)	(1,105,478)
BRF SA BRFSBZ 4 7/8	USD	2030	(3,760,174)	(3,817,461)	(3,951,539)	(4,333,054)
BRF SA BRFSBZ 5 3/4	USD	2050	(4,234,323)	(4,182,534)	(4,106,115)	(4,705,851)
Debenture - 1st Issue	BRL	2026	(815,842)	(817,075)	(771,138)	(778,016)
Debenture - 2nd Issue	BRL	2030	(2,292,024)	(2,297,006)	(2,250,867)	(2,225,796)
Debenture - 3rd Issue	BRL	2031	(1,018,992)	(882,766)	-	-
BRF GmbH
BRF SA BRFSBZ 4.35	USD	2026	(2,676,797)	(2,813,142)	(2,577,667)	(2,779,574)
			(19,167,550)	(19,344,096)	(17,851,998)	(19,252,869)

23.8.1.	Level 3 measurement

The Company holds a financial liability arising from a put option written in the context of a business combination. This option gives the non-controlling shareholder the right to sell its equity stake in the subsidiary for an amount equivalent, in Turkish Liras, to a multiple of the Earnings Before Interest, Taxes, Depreciation and Amortization (EBITDA) of the economic group of this subsidiary in the last 12 months prior to the exercise. The exercise period is comprised of the six-month period beginning on May 25, 2021. This liability is measured at the present value of redemption amount using internal assumptions regarding the results of that economic group.

The effects of the subsequent measurement resulted in a loss in financial results of R$278,618 in the nine-month ended on September 30, 2021 (gain of R$533,774 in the same period of the prior year) and a loss of R$352,790 for the three-month period ended on September 30, 2021 (gain of R$143,421 in the same period of the prior year), as per note 28.